Other Operating Expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Expenses
Exchange rate loss from operations	kr (100)	kr (38)	kr (24)
Acquisition costs (Note 5)	(306)	(20)	(37)
Sale/scrapping of non-current assets	(63)		(3)
Sale of operation, Procure IT Right			(4)
Service level agreements, for sold operations	(11)	(3)	(3)
Other expenses		(1)	(1)
Total other operating expenses	kr (480)	kr (62)	kr (72)